Debt and Equity Securities of Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2015	Mar. 31, 2014
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	¥ 4,969,295	¥ 4,504,913
Held-to-maturity securities, Gross unrealized gains	835,874	422,789
Held-to-maturity securities, Gross unrealized losses	(103)	(4)
Held-to-maturity securities, Fair value	5,805,066	4,927,698
Marketable securities, Cost	6,778,470	6,412,486
Marketable securities, Gross unrealized gains	1,132,744	650,133
Marketable securities, Gross unrealized losses	(2,000)	(280)
Marketable securities, Fair value	7,909,214	7,062,339
Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	1,735,764	1,823,499
Available-for-Sale, Gross unrealized gains	169,548	135,367
Available-for-Sale, Gross unrealized losses	(1,156)	(242)
Available-for-Sale, Fair value	1,904,156	1,958,624
Equity securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	73,411	84,074
Available-for-Sale, Gross unrealized gains	127,322	91,977
Available-for-Sale, Gross unrealized losses	(741)	(34)
Available-for-Sale, Fair value	199,992	176,017
JAPAN
Schedule of Investments [Line Items]
Held-to-maturity securities, Gross unrealized losses		(3)
JAPAN | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	1,074,900	1,130,397
Available-for-Sale, Gross unrealized gains	147,274	113,684
Available-for-Sale, Gross unrealized losses	(80)	(28)
Available-for-Sale, Fair value	1,222,094	1,244,053
Japanese local government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	4,996	6,222
Held-to-maturity securities, Gross unrealized gains	¥ 428	¥ 373
Held-to-maturity securities, Gross unrealized losses
Held-to-maturity securities, Fair value	¥ 5,424	¥ 6,595
Japanese local government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	66,442	62,670
Available-for-Sale, Gross unrealized gains	465	468
Available-for-Sale, Gross unrealized losses	(16)	(7)
Available-for-Sale, Fair value	66,891	63,131
Japanese corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	26,848	28,030
Held-to-maturity securities, Gross unrealized gains	¥ 4,501	¥ 2,705
Held-to-maturity securities, Gross unrealized losses
Held-to-maturity securities, Fair value	¥ 31,349	¥ 30,735
Japanese corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	108,109	168,275
Available-for-Sale, Gross unrealized gains	767	984
Available-for-Sale, Gross unrealized losses	(7)	(8)
Available-for-Sale, Fair value	108,869	169,251
Foreign government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	32,682	16,359
Held-to-maturity securities, Gross unrealized gains	¥ 11,534	847
Held-to-maturity securities, Gross unrealized losses		(1)
Held-to-maturity securities, Fair value	¥ 44,216	17,205
Foreign government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	34,168	27,587
Available-for-Sale, Gross unrealized gains	7,397	3,684
Available-for-Sale, Gross unrealized losses	(111)	(17)
Available-for-Sale, Fair value	41,454	31,254
Foreign corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	57,783	56,284
Held-to-maturity securities, Gross unrealized gains	¥ 25	¥ 19
Held-to-maturity securities, Gross unrealized losses
Held-to-maturity securities, Fair value	¥ 57,808	¥ 56,303
Foreign corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	452,145	434,570
Available-for-Sale, Gross unrealized gains	13,645	16,547
Available-for-Sale, Gross unrealized losses	(942)	(182)
Available-for-Sale, Fair value	464,848	450,935
Japanese national government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	4,846,986	4,398,018
Held-to-maturity securities, Gross unrealized gains	819,386	418,845
Held-to-maturity securities, Gross unrealized losses	(103)	(3)
Held-to-maturity securities, Fair value	¥ 5,666,269	¥ 4,816,860